Secured bank loans (Details ) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Secured bank loans
Short-term loans - note 12(a)	$ 11,020,024	$ 7,227,520	$ 7,085,520
Current maturities of long-term bank loans	85,419	1,808,540	1,812,698
Loans payable to bank, current	11,105,443	9,036,060	8,898,218
Long-term bank loans - note 12(b)	229,099	2,015,307	3,754,305
Less: current maturities	(85,419)	(1,808,540)	(1,812,699)
Secured bank loans	$ 143,680	$ 206,767	$ 1,941,606